Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 120	¥ 0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	21	120
Increase (Decrease) from the effects of changes in foreign exchange rates	12
Ending	153	120
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	120	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	120
Increase (Decrease) from the effects of changes in foreign exchange rates	12
Ending	132	120
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	21
Increase (Decrease) from the effects of changes in foreign exchange rates	0
Ending	¥ 21	¥ 0